INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks, interest rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term Loans | VND | Minimum
Short-term loans from banks
Short-term loans, interest rate per annum	8.50%	6.70%
Short-term Loans | VND | Maximum
Short-term loans from banks
Short-term loans, interest rate per annum	15.00%	15.00%
Short-term Loans | USD | Minimum
Short-term loans from banks
Short-term loans, interest rate per annum	6.30%
Short-term Loans | USD | Maximum
Short-term loans from banks
Short-term loans, interest rate per annum	10.50%
Short-term Loans | EUR | Minimum
Short-term loans from banks
Short-term loans, interest rate per annum	5.80%
Short-term Loans | EUR | Maximum
Short-term loans from banks
Short-term loans, interest rate per annum	6.73%
Short-term Loans | IDN
Short-term loans from banks
Short-term loans, interest rate per annum	8.07%
Short-term Loans | INR
Short-term loans from banks
Short-term loans, interest rate per annum	8.95%
UPAS Letter of Credit | VND
Short-term loans from banks
Short-term loans, interest rate per annum	9.50%
UPAS Letter of Credit | VND | Minimum
Short-term loans from banks
Short-term loans, interest rate per annum		10.50%
UPAS Letter of Credit | VND | Maximum
Short-term loans from banks
Short-term loans, interest rate per annum		14.50%